Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of amortisation periods for goodwill and intangible assets

Accounting for goodwill and intangible assets
Goodwill
Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.
Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of a cash generating unit (CGU), including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGU's fair value if this is higher.
Intangible assets
Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.
For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditure in the research phase is expensed when it is incurred.
Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:
Note:
1Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible assets
	Goodwill	Internally generated software	Other software	Core deposits	Brand	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
2025
Cost
As at 1 January 2025	5,308	7,280	671	17	7	1,230	219	14,732
Additions	—	1,341	4	—	—	—	—	1,345
Disposals[1]	—	(1,306)	(5)	—	—	—	(3)	(1,314)
Exchange and other movements	(35)	(74)	(4)	—	—	(78)	(14)	(205)
As at 31 December 2025	5,273	7,241	666	17	7	1,152	202	14,558
Accumulated amortisation and impairment
As at 1 January 2025	(858)	(3,897)	(486)	(1)	(2)	(1,073)	(140)	(6,457)
Disposals[1]	—	1,306	4	—	—	—	3	1,313
Amortisation charge[2]	—	(1,135)	(63)	(3)	(1)	(33)	(10)	(1,245)
Impairment charge[2]	—	(8)	(1)	—	—	—	—	(9)
Exchange and other movements	—	41	2	—	—	71	10	124
As at 31 December 2025	(858)	(3,693)	(544)	(4)	(3)	(1,035)	(137)	(6,274)
Net book value	4,415	3,548	122	13	4	117	65	8,284
2024
As at 1 January 2024	5,035	7,190	717	—	7	1,569	156	14,674
Additions	263	1,225	12	17	—	66	66	1,649
Disposals[1]	—	(1,156)	(58)	—	—	(90)	(6)	(1,310)
Exchange and other movements	10	21	—	—	—	(315)	3	(281)
As at 31 December 2024	5,308	7,280	671	17	7	1,230	219	14,732
Accumulated amortisation and impairment
As at 1 January 2024	(858)	(3,965)	(478)	—	(1)	(1,438)	(140)	(6,880)
Disposals[1]	—	1,156	58	—	—	90	6	1,310
Amortisation charge[2]	—	(1,066)	(67)	(1)	(1)	(28)	(5)	(1,168)
Impairment charge[2]	—	(19)	—	—	—	—	—	(19)
Exchange and other movements	—	(3)	1	—	—	303	(1)	300
As at 31 December 2024	(858)	(3,897)	(486)	(1)	(2)	(1,073)	(140)	(6,457)
Net book value	4,450	3,383	185	16	5	157	79	8,275
Notes:
1Disposals pertain to  fully amortised  assets which are  not in use.
2Amortisation charge and impairment charge is part of Infrastructure, Administration and General expenses shown in Note 7.

Disclosure of goodwill allocated to business operations according to business segments	Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2025			2024
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,872	1,013	4,885	3,872	1,042	4,914
Barclays UK Corporate Bank	—	256	256	—	59	59
Barclays UK Private Bank and Wealth Management	95	298	393	95	251	346
Barclays US Consumer Bank	414	516	930	444	513	957
Barclays Investment Bank	—	1,751	1,751	0	1,902	1,902
Head Office	34	35	69	39	58	97
Total	4,415	3,869	8,284	4,450	3,825	8,275

Disclosure of the outcome the impairment review and sensitivity of the value in use to key judgements in the calculations	The outcome of the impairment review for Retail Banking, Business Banking and Barclays US Consumer Bank are set out below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value 2025	Value in use exceeding carrying value 2024
	£m	£m	£m	£m	£m	£m	£m
Retail Banking	9,619	3,243	795	13,657	19,961	6,304	1,925
Business Banking	1,987	629	208	2,824	8,069	5,245	3,197
Barclays US Consumer Bank	3,055	414	519	3,988	7,081	3,093	480
Total	14,661	4,286	1,522	20,469	35,111	14,642	5,602
Note:
1For comparative purposes, the 2024 figures have been re-presented to reflect the cash-generating units within the new operating divisions introduced in the first half of 2025. Goodwill related to Retail Banking, which was previously reported under Personal Banking and Barclaycard Consumer UK, has now been reclassified accordingly.
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Reduction in headroom				Change required to reduce headroom to zero
					100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cash flows
	£m	£m	£m	%	£m	£m	£m	£m	%	%	%	%
Retail Banking	13,657	19,961	6,304	19.6	(1,164)	(676)	(428)	(2,189)	7.4	(17.8)	7.4	(28.8)
Barclays US Consumer Bank	3,988	7,081	3,093	16.8	(572)	(368)	(229)	(901)	8.0	(16.8)	6.7	(34.3)
Total	17,645	27,042	9,397